FAIR VALUE MEASUREMENTS - Foreign Currency Exchange Contracts, Narrative (Details) - Not Designated as Hedging Instrument - Foreign currency exchange contracts	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate notional amounts	$ 485,000,000
Fair value cross-currency swaps liability, net	8,000,000
Fair value cross-currency swaps liability	11,000,000
Fair value cross-currency swaps asset	3,000,000
Net change in fair value, loss	8,000,000
Loss related to settlements during period	$ 2,000,000